SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment	☐
Post-Effective Amendment No. 25 (File No. 333-146374)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 26 (File No. 811-22127)	☒

COLUMBIA FUNDS VARIABLE SERIES TRUST II

50606 Ameriprise Financial Center

Minneapolis, MN 55474

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, COLUMBIA FUNDS VARIABLE SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and in the State of Massachusetts on the 2nd day of May 2012.

COLUMBIA FUNDS VARIABLE SERIES TRUST II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 2nd day of May 2012.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton	President	/s/ R. Glenn Hilliard*	Trustee
J. Kevin Connaughton	(Principal Executive Officer)	R. Glenn Hilliard

/s/ Michael G. Clarke	Chief Financial Officer	/s/ John F. Maher*	Trustee
Michael G. Clarke	(Principal Financial Officer)	John F. Maher

/s/ Paul D. Pearson	Chief Accounting Officer	/s/ John J. Nagorniak*	Trustee
Paul D. Pearson	(Principal Accounting Officer)	John J. Nagorniak

/s/ Stephen R. Lewis, Jr.*	Chair of the Board	/s/ Catherine James Paglia*	Trustee
Stephen R. Lewis, Jr.		Catherine James Paglia

/s/ Kathleen A. Blatz*	Trustee	/s/ Leroy C. Richie*	Trustee
Kathleen A. Blatz		Leroy C. Richie

/s/ Edward J. Boudreau, Jr.*	Trustee	/s/ Anthony M. Santomero*	Trustee
Edward J. Boudreau, Jr.		Anthony M. Santomero

/s/ Pamela G. Carlton*	Trustee	/s/ Minor M. Shaw*	Trustee
Pamela G. Carlton		Minor M. Shaw

/s/ William P. Carmichael*	Trustee	/s/ Alison Taunton-Rigby*	Trustee
William P. Carmichael		Alison Taunton-Rigby

/s/ Patricia M. Flynn*	Trustee	/s/ William F. Truscott*	Trustee
Patricia M. Flynn		William F. Truscott

/s/ William A. Hawkins*	Trustee
William A. Hawkins

*	Signed pursuant to Directors/Trustees Power of Attorney, dated June 8, 2011, filed electronically on or about January 18, 2012 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 18 to Registration Statement No. 333-146374, by:

/s/ Scott R. Plummer
Scott R. Plummer

EXHIBIT INDEX

Exhibit 101	Risk/Return Summary in Interactive Data Format.